UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05291

                 College and University Facility Loan Trust One
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2003 - November 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

                                       COLLEGE AND UNIVERSITY
                                      FACILITY LOAN TRUST ONE







                                         FINANCIAL STATEMENTS
                                            NOVEMBER 30, 2004

INDEPENDENT AUDITORS' REPORT

To U.S. Bank, Owner Trustee
of College and University Facility Loan Trust One:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of College and University Facility Loan Trust One (the Trust) as of November 30, 2004, the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Trust for each of the two years in the period ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 4, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on management's estimate of fair value as described in Note 8, would result in an increase of approximately $12,126,000 and $16,307,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $12,126,000 and $16,307,000 as of November 30, 2004 and November 30, 2003, respectively.

In our opinion, except for the effect on the 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as discussed in the preceding paragraph, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 28, 2005

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                             STATEMENT OF ASSETS AND LIABILITIES

November 30,                                                                  2004
-------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $860,000 (Notes 1, 2, 6, 7, 8 and 9, and Schedule of Investments)   $ 41,414,562
CASH                                                                            8,543
INTEREST RECEIVABLE                                                           643,660
DEFERRED BOND ISSUANCE COSTS (Note 2)                                         286,981
                                                                         ------------

    Total assets                                                           42,353,746
                                                                         ------------

LIABILITIES:

BONDS PAYABLE (Notes 3 and 8)                                              28,732,530
INTEREST PAYABLE (Note 3)                                                   1,515,641
ACCRUED EXPENSES AND OTHER LIABILITIES                                        312,739
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                  890,465
                                                                         ------------

    Total liabilities                                                      31,451,375
                                                                         ------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                         1,001,643
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                      (860,000)
ADDITIONAL PAID-IN CAPITAL (Note 2)                                        10,760,728
                                                                         ------------

    Total net assets                                                     $ 10,902,371
                                                                         ============

    Net asset value per Class B certificate
      (based on 1,001,643 certificates outstanding)                      $      10.88
                                                                         ============

      The accompanying notes are an integral part of these financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF OPERATIONS

Year ended November 30,                                      2004
--------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income (Note 2)                              $5,768,998
                                                          ----------

EXPENSES:
    Interest expense (Notes 2 and 3)                       3,192,299
    Servicer fees (Note 4)                                    32,181
    Trustee fees (Note 4)                                     42,843
    Other trust and bond administration expenses             416,867
                                                          ----------

        Total expenses                                     3,684,190
                                                          ----------

        Net investment income                              2,084,808

REDUCTION IN RESERVE FOR LOAN LOSSES (Note 6)                100,000
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $2,184,808
                                                          ==========

      The accompanying notes are an integral part of these financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF CASH FLOWS

Year ended November 30,                                           2004
--------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Interest received                                         $ 2,226,407
    Interest paid                                              (3,363,156)
    Operating expenses paid                                      (510,093)
                                                              -----------

        Net cash used in operating activities                  (1,646,842)
                                                              -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
    Net decrease in funds held under investment agreements       (468,594)
    Principal payments on Loans                                 8,984,562
                                                              -----------

        Net cash provided by investing activities               8,515,968
                                                              -----------

CASH FLOWS FROM FINANCING ACTIVITIES:
    Principal repayments on Bonds                              (4,397,190)
    Distributions to Class B certificateholders                (2,350,663)
    Advanced funds repaid to Servicer                            (286,461)
                                                              -----------

        Net cash used in financing activities                  (7,034,314)
                                                              -----------

NET DECREASE IN CASH                                             (165,188)

CASH, beginning of year                                           173,731
                                                              -----------

CASH, end of year                                             $     8,543
                                                              ===========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets resulting from operations      $ 2,184,808
    Provision for loan losses                                    (100,000)
    Decrease in interest receivable                                21,580
    Decrease in accrued expenses and other liabilities            (18,202)
    Decrease in Bond interest payable                            (231,952)
    Amortization of deferred Bond issuance costs                   61,095
    Amortization of purchase discount on Loans                 (3,564,171)
                                                              -----------

           Net cash used in operating activities              $(1,646,842)
                                                              ===========

      The accompanying notes are an integral part of these financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (NOTE 2(f))

Years ended November 30,                                        2004           2003
---------------------------------------------------------------------------------------
FROM OPERATIONS:
    Net investment income                                  $  2,084,808    $  1,299,460
    Reduction in reserve for loan losses                        100,000               -
                                                           ------------    ------------

        Net increase in net assets applicable to Class B
          certificateholders resulting from operations        2,184,808       1,299,460

CAPITAL CERTIFICATE TRANSACTIONS:
    Distributions to Class B certificateholders (Note 5)     (2,184,832)     (1,275,917)
                                                           ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                               (24)         23,543

NET ASSETS:
    Beginning of year                                        10,902,395      10,878,852
                                                           ------------    ------------

    End of year                                            $ 10,902,371    $ 10,902,395
                                                           ============    ============

      The accompanying notes are an integral part of these financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                            FINANCIAL HIGHLIGHTS
                                                                 (NOTES 1 AND 5)

Years ended November 30,                         2004               2003             2002              2001             2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, beginning of year           $       10.88      $      10.86     $      11.11     $      11.36      $      11.17
                                             -------------      ------------     ------------     ------------      ------------

NET INVESTMENT INCOME                                 2.08              1.29              .78              .96              1.09

PROVISION FOR LOAN LOSSES                              .10                 -                -              .16                 -

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
    From net investment income                           -                 -                -                -               .04
    As tax return of capital                             -                 -                -                -              (.06)
DISTRIBUTIONS TO CLASS B CERTIFICATEHOLDERS          (2.18)            (1.27)           (1.03)           (1.37)             (.88)
                                             -------------      ------------     ------------     ------------      ------------

NET ASSET VALUE, end of year                 $       10.88      $      10.88     $      10.86     $      11.11      $      11.36
                                             =============      ============     ============     ============      ============

TOTAL INVESTMENT RETURN (a)                            N/A               N/A              N/A              N/A               N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED
  CERTIFICATES, end of year                  $           -      $          -     $          -     $          -      $          -

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of year                  $  10,902,371      $ 10,902,395     $ 10,878,852     $ 11,132,814      $ 11,379,460
                                             =============      ============     ============     ============      ============

RATIOS AND SUPPLEMENTAL DATA:

    Ratio of operating expenses to average
      net assets applicable to
      Class B certificates                           33.79%(B)         37.84%(b)        41.40%(b)        45.48%(b)         50.42%(b)

    Ratio of net investment income
      to average net assets applicable
      to Class B certificates                        19.12%            11.93%            7.11%            8.57%             9.71%

    Number of Class B certificates
      outstanding, end of year                   1,001,643         1,001,643        1,001,643        1,001,643         1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 4.51%, 4.22%, 3.64%, 3.63% and 3.44% in 2004, 2003, 2002, 2001 and 2000, respectively.

      The accompanying notes are an integral part of these financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2004 was approximately $15,076,000. As a result of prepayments of Loans in the year ended November 30, 2004, additional interest income of approximately $1,039,000 was recognized.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)  College and University Facility Loans (Continued)

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2004, one Loan has been placed on nonaccrual status, as discussed in Note 6. Prior to the loan modification discussed in Note 9, interest payments received on this loan were recorded as a reduction of the investment's amortized cost basis given the unlikelihood of collection of principal. Subsequent to the loan modification, if the loan is not delinquent in the payment of principal or interest, the Trust will recognize interest income on this loan.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(b)  Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)  Federal Income Taxes

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)  Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(e)  Accounting for Impairment of a Loan and Allowance for Loan Losses

The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

     (1)  a valuation allowance for loans identified as impaired,

     (2) a formula-based general allowance for the various loan portfolio classifications, and

     (3)  an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)  Accounting for Impairment of a Loan and Allowance for Loan Losses
     (Continued)

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

(f)  Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital. The total reclassification was $100,024 as of November 30, 2004. This reclassification has no impact on the net investment income or net assets of the Trust.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)  Presentation of Capital Distributions (Continued)

The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

On December 1, 2003 and June 1, 2004, distributions of $1.05 and $1.29 per certificate were declared and paid to certificateholders of record on November 20, 2003 and May 20, 2004, respectively.

The tax character of distributions paid during the year ended November 30, 2004 were as follows:

Distributions paid from:

Ordinary income                                 $             -
Long-term capital gain                                        -
Return of capital                                     2,350,663
                                                ---------------

Total distributions                             $     2,350,663
                                                ===============

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss                     $      (860,000)
Undistributed long-term gain                                  -
Unrealized appreciation                                       -
                                                ---------------

                                                $      (860,000)
                                                ===============

The undistributed ordinary loss consists of allowance for loan losses of $860,000 which will reverse in future years causing a reduction in taxable ordinary income.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)  Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

3. BONDS

The Bonds outstanding at November 30, 2004 consist of the following:

                                               Principal
          Interest          Stated              Amount
Type        Rate           Maturity             (000's)
---------------------------------------------------------
Term       10.55%       December 1, 2014       $ 28,733

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

On December 1, 2004, the Trust made the mandatory redemption of $2,328,383 on the Bonds.

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 2004, are as follows:

                                           Amount
Fiscal Year                                (000's)
---------------------------------------------------
2005                                    $   4,091
2006                                        3,457
2007                                        3,218
2008                                        2,785
2009                                        2,794
Thereafter                                 12,388
                                        ---------
Total                                   $  28,733
                                        =========

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

3. BONDS (Continued)

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the December 1, 2004 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $8,367,981, as required by the Indenture.

4. ADMINISTRATIVE AGREEMENTS

(a)  Servicer

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2004, this fee totaled $26,531. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the year ended November 30, 2004, out-of-pocket expenses totaled $5,650.

(b)  Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

- The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $15,658 and $14,093, respectively, for the year ended November 30, 2004. In addition, the Owner Trustee incurred $1,646 of out-of-pocket expenses.

- The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the year ended November 30, 2004, total Bond Trustee fees and out-of-pocket expenses amounted to $11,446.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

5. CERTIFICATES

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 2, 2004, a distribution of $890,465 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6. ALLOWANCE FOR LOAN LOSSES

An analysis of the allowance for loan losses for the year ended November 30, 2004 is summarized as follows:

Balance, beginning of year                      $  960,000
Reduction in reserve for loan losses               100,000
Charge-offs                                              -
                                                ----------

Balance, end of year                            $  860,000
                                                ==========

At November 30, 2004, there was one Loan in Default, with an unpaid principal balance of approximately $2,400,000. The recorded investment in that loan, approximately $459,000 with a related allowance for loan loss of $321,000, is considered to be impaired (See Note 9).

The average recorded investment in the impaired loan during the year ended November 30, 2004 was approximately $473,000. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

7. LOANS

Scheduled principal and interest payments on the Loans as of November 30, 2004, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                Principal         Interest
                                Payments          Payments             Total
Fiscal year                      (000's)           (000's)             (000's)
----------------------------------------------------------------------------------
2005                        $        4,623      $      1,159        $        5,782
2006                                 3,858             1,017                 4,875
2007                                 3,520               898                 4,418
2008                                 3,419               790                 4,209
2009                                 3,403               684                 4,087
Thereafter                          19,882             2,563                22,445
                            --------------      ------------        --------------

Total                       $       38,705      $      7,111        $       45,816
                            ==============      ============        ==============

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

7. LOANS (Continued)

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of November 30, 2004:

                                                     Amortized
                                   Number              Cost
Type of Collateral                of Loans            (000's)          %
---------------------------------------------------------------------------
Loans secured by a
  first mortgage                        55        $       14,156      54.4%

Loans not secured by
  a first mortgage                      35                11,873      45.6
                                  --------        --------------     -----

Total Loans                             90        $       26,029     100.0%
                                  ========        ==============     =====

                                                      Amortized
                                   Number               Cost
Type of Institution               of Loans             (000's)         %
---------------------------------------------------------------------------
Private                                 56        $       13,100      50.3%

Public                                  34                12,929      49.7
                                  --------        --------------     -----
Total Loans                             90        $       26,029     100.0%
                                  ========        ==============     =====

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

7. LOANS (Continued)

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of November 30, 2004 are as follows:

                                  Amortized
                                    Cost      Fair Value
                                   (000's)      (000's)
-------------------------------------------------------
Loans                             $ 25,169*    $ 35,531

Investment Agreements:
    Revenue Fund                    13,645       14,516
    Liquidity Fund                   2,600        3,493
                                  --------     --------

                                  $ 41,414     $ 53,540
                                  ========     ========

Bonds                             $ 28,733     $ 35,623
                                  ========     ========

*Net of allowance for loan losses of $860,000.

9. LOAN MODIFICATION AGREEMENT

Previously, the Trust entered into a loan restructuring agreement with a single post secondary educational institution (the "School"), the terms of which require interest only payments and suspension of the principal and reserve payment obligations under the School's original loan agreement. The restructuring agreement, dated December 27, 1994, granted the School temporary relief from debt service requirements for a five-year period. Subsequently, the School petitioned for and was granted a three-year extension to the restructuring agreement, which expired in February 2002.

As a result of past due principal payments, the Trust deemed the School's loan to be in default and placed the loan on non-accrual status, as discussed in Note 2 (a). Furthermore, the Trust considered the loan to be impaired, as discussed in Note 2 (e), and a percentage of the recorded investment of the loan was included in the Trust's general allowance for loan loss, as discussed in Note 6. During the period of the restructuring agreement, the Trust did not recognize income on interest received from this loan.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

9. LOAN MODIFICATION AGREEMENT (Continued)

Recently, the Trust entered into a loan modification/extension agreement with the School. The following is a summary of the modified terms:

     1. Includes an option to extend the original maturity date of the loan a further 5 years subject to certain conditions;

     2. Requires monthly principal and interest payments instead of semiannual payments based upon a 3.5% interest rate (previously 3%) and a 20-year amortization schedule;

     3.   Requires monthly payment of $1,500 for repair and replacement reserve;

     4.   Requires payment of $450,000 as a principal pay-down;

     5.   Requires payment of a $50,000 deposit into a replacement reserve.

During the year ended November 30, 2004, the Trust's loan servicer, GMAC Commercial Mortgage, received and transferred to the Trust a $450,000 principal payment from the School pursuant to the loan modification. As a result of this payment, the Trust has reduced the unpaid principal balance on the School's loan by $450,000 and has recognized $450,000 in interest income, to reflect unrecognized interest income which had previously been adjusted against the investment's amortized cost. In addition, the Trust received approximately $106,000 of additional payments from the school which included interest payments of approximately $64,000, pursuant to the initial interest only restructuring agreement, and payments of approximately $21,000 in principal and $21,000 in interest pursuant to the new loan modification. As a result of these loan payments, the Trust has recognized approximately $106,000 of interest income. The Trust still considers the loan to be impaired and a percentage of the investment in the loan is included in the Trust's general allowance for loan loss, as discussed in Note 6.

The servicer has also received and transferred to the Trust approximately $95,000 in payments from the School. The Trust has accounted for these payments as a liability associated with the loan modification, as the payments will be remitted back to the servicer. These payments include repair and replacement reserves and restructuring fees.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                     Internal
Outstanding                                                      Stated                               Rate of         Amortized
 Principal                                                      Interest            Maturity        Return % (B)     Cost (Notes
  Balance                         Description                    Rate %               Date           (Unaudited)       1 and 2)
-----------   ----------------------------------------------    --------           ----------       ------------     -----------
              COLLEGE AND UNIVERSITY LOANS (60.8%)
               ---------- ALABAMA --------
$     48      Birmingham-Southern College                          3.00            10/01/2006           12.48          $     43
     236      Birmingham-Southern College                          3.00            10/01/2010           12.47               175
      10      Stillman College                                     3.00            02/01/2007           13.24                 9
   1,486      University of Alabama                                3.00            05/01/2021           12.27               812
     207      University of Montevallo                             3.00            05/01/2023           12.30               106
               ---------- CALIFORNIA --------
     603      Azusa Pacific University                             3.00            04/01/2017           12.96               355
   1,320      California State University                          3.00            11/01/2012           10.57               974
      40      Foothill College                                     3.00            10/01/2006           11.76                35
     230      Monterey Peninsula College                           3.00            10/01/2018           11.95               134
     320      San Diego State University                           3.00            11/01/2021           11.93               171
     670      San Francisco State University                       3.00            11/01/2021           11.93               359
      28      Scripps College                                      3.00            10/01/2005           12.51                25
               ---------- FLORIDA --------
      90      Florida Atlantic University                          3.00            07/01/2006           11.85                78
      17      Florida Institute of Technology                      3.00            02/01/2006           13.17                15
     113      University of Florida                                3.00            01/01/2005           12.51               107
   1,450      University of South Florida                          3.00            07/01/2013           11.97               975
               ---------- HAWAII --------
     270      University of Hawaii at Manoa                        3.00            10/01/2006           11.76               238
               ---------- ILLINOIS --------
     410      Concordia College                                    3.00            05/01/2011           12.64               303
               ---------- INDIANA --------
     150      Anderson College                                     3.00            03/01/2010           13.02               115
     340      Taylor University                                    3.00            10/01/2010           12.45               252
   1,350      University of Notre Dame                             3.00            04/01/2018           12.95               769
               ---------- IOWA --------
     730      Drake University                                     3.00            10/01/2012           12.71               510
               ---------- KANSAS --------
     210      Emporia State University                             3.00            04/01/2009           12.33               171
      42      Kansas Newman College                                3.00            04/01/2006           13.10                38
               ---------- LOUISIANA --------
     175      Grambling State University                        3.00-3.75          10/01/2005           11.70               160
     420      Xavier University                                    3.00            10/01/2017           12.54               240
               ---------- MARYLAND --------
     980      Western Maryland College                             3.00            11/01/2016           12.44               590

         The accompanying notes are an integral part of this schedule.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                     Internal
Outstanding                                                      Stated                               Rate of         Amortized
 Principal                                                      Interest            Maturity        Return % (B)     Cost (Notes
  Balance                         Description                    Rate %               Date           (Unaudited)       1 and 2)
-----------   ----------------------------------------------    --------           ----------       ------------     -----------
               ---------- MASSACHUSETTS --------
$    172      Atlantic Union College                              3.00             05/01/2023           12.68          $     85
     737      Boston University                                   3.00             12/31/2022           11.87               385
     269      Dean Junior College                                 3.00             04/01/2016           12.96               168
      51      Hampshire College                                   3.00             11/01/2006           12.43                47
      98      Springfield College                                 3.00             05/01/2011           12.59                72
               ---------- MICHIGAN --------
     950      Albion College                                      3.00             10/01/2015           12.51               587
     290      Alma College                                        3.00             04/01/2010           11.87               227
   2,421      Finlandia University   (A)                          3.00             08/01/2014           12.70               459
     580      Michigan State University                           3.00             05/01/2020           10.96               347
               ---------- MINNESOTA --------
   1,020      Augsburg College                                    3.00             04/01/2016           12.95               620
     445      College of St. Thomas                               3.00             04/01/2017           12.95               263
               ---------- MISSISSIPPI --------
     150      Jackson State University                            3.00             01/01/2007           12.50               130
      40      Mississippi Valley State                            3.00             07/01/2008           11.89                32
     103      Tougaloo College                                    3.00             06/01/2021           12.44                53
               ---------- MISSOURI --------
     273      Missouri Southern State College                     3.00             12/01/2008           10.56               226
     133      Missouri Western State College                      3.00             10/01/2008           11.77               108
     190      Southeast Missouri State                            3.50             04/01/2005           12.32               181
               ---------- NEBRASKA --------
      92      University of Nebraska                              3.00             07/01/2013           10.59                66
               ---------- NEW HAMPSHIRE --------
     260      Daniel Webster College                              3.00             04/01/2019           12.99               144
     258      New England College                                 3.625            10/01/2013           12.37               179
     795      New England College                                 3.00             04/01/2019           12.96               441
     463      Rivier College                                      3.625            04/01/2014           12.78               315
               ---------- NEW JERSEY --------
      91      Fairleigh Dickinson University                      3.00             11/01/2020           12.09                51
     180      Montclair State College                             3.00             07/01/2008           11.32               147
               ---------- NEW YORK --------
     135      Alfred University                                   3.00             11/01/2007           12.41               113
     454      Long Island University                              3.00             06/01/2016           12.34               274
     103      Long Island University                              3.75             10/01/2005           12.42                94
     913      Sarah Lawrence College                              3.00             11/01/2021           12.64               484

         The accompanying notes are an integral part of this schedule.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                     Internal
Outstanding                                                       Stated                              Rate of         Amortized
 Principal                                                       Interest           Maturity        Return % (B)     Cost (Notes
  Balance                         Description                     Rate %              Date           (Unaudited)       1 and 2)
-----------   ----------------------------------------------    ---------          ----------       ------------     -----------
               ---------- NORTH CAROLINA --------
$     85      Montreat-Anderson College                            3.00            12/01/2019           12.19          $    47
     275      North Carolina State University                      3.00            09/01/2006            8.02              254
   1,075      University of North Carolina                         3.00            01/01/2018           11.49              659
               ---------- OHIO --------
   1,435      Case Western Reserve University                      3.00            04/01/2016           10.54              972
     650      Kent State University                                3.00            12/01/2008           10.55              541
      81      Riverside Hospital                                   3.00            04/01/2007           13.09               71
     186      University of Steubenville                           3.375           04/01/2012           12.88              133
     250      University of Steubenville                           3.00            04/01/2017           12.96              147
               ---------- PENNSYLVANIA --------
     457      Carnegie - Mellon University                         3.00            11/01/2017           10.45              300
     500      Harcum Junior College                                3.00            11/01/2015           12.44              311
     310      Haverford College                                    3.625           11/01/2013           12.29              221
      40      Susquehanna University                               3.00            11/01/2006           12.44               35
     285      Susquehanna University                               3.625           11/01/2014           12.32              190
      95      Swarthmore College                                   3.00            11/01/2013           12.30               63
     328      Temple University                                    3.375           11/01/2014           11.99              224
               ---------- RHODE ISLAND --------
     296      Community College of Rhode Island                    3.00            04/01/2018           12.10              177
               ---------- SOUTH CAROLINA --------
      23      Benedict College                                     3.00            11/01/2006           12.42               20
     715      College of Charleston                                3.00            07/01/2016           12.02              440
     624      Morris College                                       3.00            11/01/2013           12.42              415
               ---------- SOUTH DAKOTA --------
      14      Black Hills State College                            3.00            10/01/2005           11.76               13
      34      Black Hills State College                            3.00            10/01/2007           11.77               29
               ---------- TENNESSEE --------
     103      Bryan College                                        3.00            02/01/2010           12.68               78
     154      Vanderbilt University                                3.00            08/01/2005           10.69              142
     368      Vanderbilt University                                3.00            06/30/2009           10.39              302
               ---------- TEXAS --------
     438      Jarvis Christian College                             3.00            04/01/2019           12.96              244
     123      Laredo Junior College                                3.00            08/01/2009           11.82               96
     136      St. Edward's University                              3.625           04/01/2013           12.80               95
     105      Texas College                                        3.00            04/01/2007           13.09               91
     473      Texas Tech University                                3.625           03/01/2013           10.80              353
   3,145      Texas Tech University                             3.375-3.50         03/01/2012           10.83            2,409

         The accompanying notes are an integral part of this schedule.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                     Internal
Outstanding                                                      Stated                               Rate of         Amortized
 Principal                                                      Interest            Maturity        Return % (B)     Cost (Notes
  Balance                         Description                    Rate %               Date           (Unaudited)       1 and 2)
-----------   ----------------------------------------------    --------           ----------       ------------     -----------
               ---------- VERMONT --------
$    970      Middlebury College                                   3.00            04/01/2018           12.87          $    588
      80      St. Michael's College                                3.00            04/01/2008           13.06                69
   2,212      University of Vermont                                3.00            10/01/2019           12.19             1,251
               ---------- VIRGINIA --------
   1,390      Old Dominion University                              3.00            06/01/2013           11.70               941
               ---------- WASHINGTON --------
      60      Western Washington University                        3.00            10/01/2007           11.16                51
--------                                                                                                               --------
  41,126      Total College and University Loans                                                                         26,029
--------

              Allowance for Loan Losses                                                                                     860
                                                                                                                       --------
              Net Loans of the Trust                                                                                     25,169 (C)
                                                                                                                       --------

              INVESTMENT AGREEMENTS (39.2%)

   2,600      FNMA #787 Liquidity Fund                             8.00            12/01/2014            8.00             2,600
  13,645      FNMA #786 Revenue Fund                               5.00            12/01/2014            5.00            13,645
--------                                                                                                               --------
  16,245      Total Investment Agreements                                                                                16,245
--------                                                                                                               --------
  57,371      Total Investments (100.0%)                                                                               $ 41,414
========                                                                                                               ========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B) Represents the rate of return based on the contributed cost and the amortization to maturity.

(C) The tax basis in the Loans is approximately $26,029

         The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

          Fiscal year ended 2004 - $179,000

          Fiscal year ended 2003 - $179,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

          Fiscal year ended 2004 - $0

          Fiscal year ended 2003 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

          Fiscal year ended 2004 - $0

          Fiscal year ended 2003 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

          Fiscal year ended 2004 - $89,700

               -$70,000 in connection with Accountants' Reports on Applying Agreed-Upon Procedures as required by the Trust's Indenture.

               -$15,000 in connection with Accountants' Report on Applying Agreed-Upon Procedures relating to the Trust's Servicing Agreement.

               -$4,700 out-of-pocket expenses

          Fiscal year ended 2003 - $91,700

               -$70,000 in connection with Accountants' Reports on Applying Agreed-Upon Procedures as required by the Trust's Indenture.

               -$15,000 in connection with Accountants' Report on Applying Agreed-Upon Procedures relating to the Trust's Servicing Agreement.

               -$6,700 out-of-pocket expenses

(e)

     (1) Audit Committee Policies regarding Pre-approval of Services. Not applicable to the registrant.

     (2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

     (1)  Code of ethics or amendments: not applicable to the registrant.

     (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

     (3) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

     (4) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

     (5) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust One

By (Signature and Title) /s/ Diana J. Kenneally Assistant Vice President
                         -------------------------------------------------------

Date February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Diana J. Kenneally Assistant Vice President
                         -------------------------------------------------------
Date February 18, 2005